COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES (Details) - USD ($)	Jan. 01, 2023	Jan. 02, 2022
Disclosure of contingent liabilities [line items]
Recorded liability with respect to guarantees	$ 1,495,200,000
Financial guarantees, maximum potential liability
Disclosure of contingent liabilities [line items]
Maximum potential liability under guarantees	153,000,000.0	$ 121,300,000
Recorded liability with respect to guarantees	0
Financial guarantees, maximum potential liability | Surety bond
Disclosure of contingent liabilities [line items]
Maximum potential liability under guarantees	17,300,000	10,500,000
Financial guarantees, maximum potential liability | Financial guarantees and standby letters of credit
Disclosure of contingent liabilities [line items]
Maximum potential liability under guarantees	$ 135,700,000	$ 110,800,000